Schedule of Investments (unaudited)	iShares® Asia 50 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 43.2%
Alibaba Group Holding Ltd.(a)	10,337,600	$147,469,811
ANTA Sports Products Ltd.	797,000	9,808,186
Baidu Inc.(a)	1,590,350	30,126,308
Bank of China Ltd., Class H	53,918,000	21,544,078
BYD Co. Ltd., Class H	562,000	22,653,923
China Construction Bank Corp., Class H	72,573,960	48,933,095
China Merchants Bank Co. Ltd., Class H	2,639,500	17,828,293
Industrial & Commercial Bank of China Ltd., Class H	46,230,115	27,583,149
JD.com Inc., Class A	1,467,100	47,274,380
Li Ning Co. Ltd.	1,631,500	15,191,044
Meituan, Class B(a)(b)	2,858,200	71,324,335
NetEase Inc.	1,404,700	26,463,837
Ping An Insurance Group Co. of China Ltd., Class H	4,176,000	28,744,424
Tencent Holdings Ltd.	4,248,300	192,299,847
Wuxi Biologics Cayman Inc., New(a)(b)	2,276,000	21,088,094
Xiaomi Corp., Class B(a)(b)	9,415,800	16,474,531
		744,807,335
Hong Kong — 11.7%
AIA Group Ltd.	8,450,200	92,331,653
CK Hutchison Holdings Ltd.	1,888,648	12,812,578
CLP Holdings Ltd.	1,173,500	9,752,114
Hong Kong & China Gas Co. Ltd.	7,619,504	8,223,086
Hong Kong Exchanges & Clearing Ltd.	836,000	41,345,415
Link REIT	1,482,600	12,114,861
Sun Hung Kai Properties Ltd.	1,081,500	12,805,018
Techtronic Industries Co. Ltd.	1,212,500	12,661,099
		202,045,824
Singapore — 4.1%
DBS Group Holdings Ltd.	1,261,200	26,986,392
Oversea-Chinese Banking Corp. Ltd.	2,801,874	22,983,902
United Overseas Bank Ltd.	1,078,200	20,369,484
		70,339,778
South Korea — 18.0%
Celltrion Inc.	71,893	9,924,950
Hyundai Motor Co.	100,332	14,021,147
Kakao Corp.	218,783	11,854,778
KB Financial Group Inc.	274,113	10,236,290
Kia Corp.	187,503	11,191,209
LG Chem Ltd.	33,149	13,169,496
NAVER Corp.	103,476	19,301,028
POSCO Holdings Inc.	53,083	9,466,670
Samsung Electronics Co. Ltd.	3,601,846	158,867,882
Samsung SDI Co. Ltd.	38,566	15,904,033
Shinhan Financial Group Co. Ltd.	361,651	10,370,146
SK Hynix Inc.	377,556	26,660,769
		310,968,398
Taiwan — 20.6%
Cathay Financial Holding Co. Ltd.	6,007,000	10,286,208
Security	Shares	Value

Taiwan (continued)
Chunghwa Telecom Co. Ltd.	2,669,551	$10,962,328
CTBC Financial Holding Co. Ltd.	13,653,359	11,548,702
Delta Electronics Inc.	1,350,000	10,065,940
Formosa Plastics Corp.	3,038,071	11,093,334
Fubon Financial Holding Co. Ltd.	5,383,000	10,827,088
Hon Hai Precision Industry Co. Ltd.	8,748,052	32,115,332
MediaTek Inc.	1,121,112	24,609,732
Nan Ya Plastics Corp.	3,941,510	11,002,309
Taiwan Semiconductor Manufacturing Co. Ltd.	13,280,343	212,835,353
United Microelectronics Corp.	8,131,000	10,868,578
		356,214,904
Total Common Stocks — 97.6%
(Cost: $1,738,723,579)		1,684,376,239

Preferred Stocks

South Korea — 1.6%
Hyundai Motor Co.
Preference Shares, NVS	17,045	1,144,318
Series 2, Preference Shares, NVS	25,903	1,750,456
LG Chem Ltd., Preference Shares, NVS	5,478	1,014,449
Samsung Electronics Co. Ltd., Preference Shares, NVS	576,708	23,181,004
		27,090,227
Total Preferred Stocks — 1.6%
(Cost: $26,530,598)		27,090,227
Total Long-Term Investments — 99.2%
(Cost: $1,765,254,177)		1,711,466,466

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	1,120,000	1,120,000

Total Short-Term Securities — 0.1%
(Cost: $1,120,000)		1,120,000

Total Investments in Securities — 99.3%
(Cost: $1,766,374,177)		1,712,586,466

Other Assets Less Liabilities — 0.7%		12,652,231

Net Assets — 100.0%		$1,725,238,697

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Asia 50 ETF
June 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$772	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,120,000	(b)	—	—	—	1,120,000	1,120,000	2,661		—
					$—	$—	$1,120,000		$3,433		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE Taiwan Index	64	07/28/22	$3,251	$(81,500)
MSCI China Index	227	09/16/22	6,227	150,626
MSCI Emerging Markets Index	67	09/16/22	3,359	6,807
				$75,933

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Asia 50 ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$1,684,376,239	$—	$1,684,376,239
Preferred Stocks	—	27,090,227	—	27,090,227
Money Market Funds	1,120,000	—	—	1,120,000
	$1,120,000	$1,711,466,466	$—	$1,712,586,466
Derivative financial instruments(a)
Assets
Futures Contracts	$6,807	$150,626	$—	$157,433
Liabilities
Futures Contracts	—	(81,500)	—	(81,500)
	$6,807	$69,126	$—	$75,933

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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